Consolidated statements of changes in equity - USD ($) $ in Thousands	Total		Common stock [member]	Treasury stock [member]	Additional paid-in capital in excess of assigned value of common stock [member]	Capital reserves [member]	Retained earnings [member]	Accumulated other comprehensive income (loss) [member]
Balance at Dec. 31, 2014	$ 911,039		$ 279,980	$ (77,627)	$ 119,644	$ 95,210	$ 501,669	$ (7,837)
Profit for the year	103,984	[1]	0	0	0	0	103,984	0
Other comprehensive income	(2,844)		0	0	0	0	0	(2,844)
Issuance of restricted stock	0		0	1,259	(1,259)	0	0	0
Compensation cost - stock options and stock units plans	3,296		0	0	3,296	0	0	0
Exercised options and stock units vested	1,467		0	2,971	(1,504)	0	0	0
Repurchase of "Class B" and "Class E" common stock	0		0	0	0	0	0	0
Dividends declared	(45,011)		0	0	0	0	(45,011)	0
Balance at Dec. 31, 2015	971,931		279,980	(73,397)	120,177	95,210	560,642	(10,681)
Profit for the year	87,045	[1]	0	0	0	0	87,045	0
Other comprehensive income	7,880		0	0	0	0	0	7,880
Issuance of restricted stock	0		0	1,259	(1,259)	0	0	0
Compensation cost - stock options and stock units plans	3,063		0	0	3,063	0	0	0
Exercised options and stock units vested	1,575		0	2,962	(1,387)	0	0	0
Repurchase of "Class B" and "Class E" common stock	0		0	0	0	0	0	0
Dividends declared	(60,180)		0	0	0	0	(60,180)	0
Balance at Dec. 31, 2016	1,011,314		279,980	(69,176)	120,594	95,210	587,507	(2,801)
Profit for the year	81,999	[1]	0	0	0	0	81,999	0
Other comprehensive income	4,764		0	0	0	0	0	4,764
Issuance of restricted stock	30		0	1,259	(1,229)	0	0	0
Compensation cost - stock options and stock units plans	296		0	0	296	0	0	0
Exercised options and stock units vested	4,977		0	4,697	280	0	0	0
Repurchase of "Class B" and "Class E" common stock	(28)		0	(28)	0	0	0	0
Dividends declared	(60,540)		0	0	0	0	(60,540)	0
Balance at Dec. 31, 2017	$ 1,042,812		$ 279,980	$ (63,248)	$ 119,941	$ 95,210	$ 608,966	$ 1,963

[1]	The numbers set out in these tables have been rounded and accordingly may not total exactly.